Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets, Net

	As of December 31,
	2020	2021
	US$	US$
Cost:
Business license (a)	394,949	404,191
Trademark (b) (c)	42,744	50,989
Software	901,097	1,098,923
Total cost	1,338,790	1,554,103
Less: Accumulated amortization	(773,684)	(1,450,906)
Intangible assets, net	565,106	103,197

Intangible assets of the Group were mainly as follows:

(a)	In April 2017, the Group consummated an acquisition of all the equity interest of Hangzhou Duoduo Supply Chain Management Co., Limited with a total cash consideration of RMB 1.9 million (US$ 295,790).
(b)	In April 2016, non-controlling interest shareholders of Shanghai Hengshoutang contributed trademarks as their investment in Shanghai Hengshoutang.
(c)	On December 16, 2016, the Group consummated an acquisition of 70% of the equity interest of Shanghai Jieshi Technology Co., Limited (“Shanghai Jieshi”) with the cash consideration of RMB 0.7 million (US$ 100,908). Management concluded such transaction as a business acquisition. The financial results of Shanghai Jieshi have been consolidated by the Company since the acquisition date.

Summary of Future Amortization Expenses

As of December 31, 2021, amortization expenses related to the intangible assets for future periods were estimated to be as follows:

December 31,
2021
US$
2022	70,679
2023	23,995
2024	8,523
103,197